Parnassus International Equity Fund

Portfolio of Investments as of March 31, 2026 (unaudited)

Equities	Shares	Market Value ($)

Belgium (2.8%)

UCB SA	1,394	420,008

Canada (3.8%)

Brookfield Corp.	6,813	276,076

Waste Connections Inc.	1,778	288,818

		564,894

Denmark (2.0%)

DSV A/S	1,238	298,987

France (4.5%)

Danone SA	3,652	291,821

LVMH Moet Hennessy Louis Vuitton SE	215	117,530

Sartorius Stedim Biotech	1,367	266,240

		675,591

Germany (16.7%)

Deutsche Boerse AG	1,116	326,927

Deutsche Telekom AG	8,645	322,660

Fresenius SE & Co. KGaA	6,136	318,432

Infineon Technologies AG	6,478	293,882

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	368	232,407

SAP SE, ADR	875	149,809

Siemens AG	1,218	296,746

Siemens Energy AG	3,179	548,217

		2,489,080

Ireland (2.2%)

CRH plc	3,169	333,125

Italy (2.3%)

UniCredit SpA	4,683	335,976

Japan (9.7%)

Komatsu Ltd.	9,859	392,591

Mitsubishi UFJ Financial Group Inc.	18,148	307,317

NEC Corp.	13,123	326,541

Nintendo Co. Ltd.	3,416	195,005

Sony Group Corp.	10,924	227,686

		1,449,140

Netherlands (3.4%)

ASML Holding NV	386	513,286

Singapore (3.3%)

DBS Group Holdings Ltd.	8,832	393,025

Sea Ltd., ADR[q]	1,264	104,672

		497,697

Equities	Shares	Market Value ($)

Spain (8.6%)

Aena SME SAl	11,179	330,735

CaixaBank SA	36,799	441,134

Iberdrola SA	22,186	507,930

		1,279,799

Switzerland (4.2%)

Chubb Ltd.	976	318,108

Novartis AG, ADR	1,999	305,347

		623,455

Taiwan (3.7%)

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,617	546,465

United Kingdom (28.6%)

3i Group plc	5,568	181,467

AstraZeneca plc	2,119	417,909

CNH Industrial NV	23,646	260,106

Coca-Cola Europacific Partners plc	3,439	311,814

Haleon plc	62,739	310,495

Linde plc	731	362,401

National Grid plc	20,378	343,982

NatWest Group plc	49,001	362,997

RELX plc, ADR	8,734	289,532

Rentokil Initial plc, ADR	10,571	332,775

Tesco plc	66,460	417,703

The Weir Group plc	6,933	260,006

Unilever plc	4,645	255,008

Willis Towers Watson plc	556	161,629

		4,267,824

United States (1.3%)

Ferguson Enterprises Inc.	819	191,040

Uruguay (1.5%)

MercadoLibre Inc.[q]	128	221,315

Total investment in equities (98.6%)
(cost $14,318,515)		14,707,682

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount		Market Value ($)

Time Deposits (0.9%)

Brown Brothers Harriman	0.20%	04/01/2026	JPY 39		0	[b]

Brown Brothers Harriman	0.26%	04/01/2026	SGD 0	[b]	0	[b]

Brown Brothers Harriman	0.96%	04/01/2026	DKK 0	[b]	0	[b]

Brown Brothers Harriman	1.08%	04/01/2026	CAD 0	[b]	0	[b]

Citibank, London	0.85%	04/01/2026	EUR 1		1

Citibank, London	2.67%	04/01/2026	GBP 2		3

Citibank, New York	2.98%	04/01/2026	USD 135,085		135,085

					135,089

Total short-term securities (0.9%)

(cost $135,089)					135,089

Total securities (99.5%)

(cost $14,453,604)					14,842,771

Other assets and liabilities (0.5%)					81,663

Total net assets (100.0%)					14,924,434

q	This security is non-income producing.

l

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2026, the aggregate value is $330,735, which is 2.22% of net assets.

b	Amount less than 0.5.

SA	Société Anonyme

ADR	American Depositary Receipt

SE	Societas Europaea

AG	Aktiengesellschaft

KGaA	Kommanditgesellschaft auf Aktien

plc	Public Limited Company

SpA	Società per Azioni

NV	Naamloze Vennootschap